Operating Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payables under non-cancellable operating leases	$ 416	$ 918
Less than 1 Year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payables under non-cancellable operating leases	149	645
Within two to five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payables under non-cancellable operating leases	$ 267	$ 273